Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible Assets

Note 4 - Intangible Assets

As of December 31, 2025, and 2024:

	2025	2024
	USD thousands
IPR&D related to TyrNovo (see 4A below)	-	6,172
IPR&D related to Famewave (see 4B below)	-	14,310
IPR&D related to Immunorizon (see 4C below)	7,360	7,360
IPR&D related to Purple GmbH (see 4D below)	-	-

Total intangible assets	7,360	27,842

A	Acquisition of Tyrnovo

During the years 2017 to 2019 the Company acquired shares in TyrNovo, a company developing NT219.

Since 2019 the Company owns 98.47% of TyrNovo. During 2025, following management’s reassessment of the development program and the related expected future economic benefits, the Company determined that the recoverable amount of the TyrNovo IPR&D asset was lower than its carrying amount. Accordingly, the Company recognized a full impairment loss of USD 6,172 thousand.

B.	Acquisition of Famewave

On January 7, 2020 the Company completed the purchase of 100% of FameWave Ltd., a privately held biopharmaceutical company developing CM24. The consideration was recorded based on the fair value of the assets purchased. During 2025, following management’s reassessment of the development program and the related expected future economic benefits, the Company determined that the recoverable amount of the FameWave IPR&D asset was lower than its carrying amount. Accordingly, the Company recognized a full impairment loss of USD 14,310 thousand.

C.	Acquisition of Immunorizon

In February 2023 the Company completed the acquisition of 100% of Immunorizon Ltd., a privately held biotech company developing CAPTN-3, a platform for multispecific T and NK cell engager oncology therapies that selectively activate the immune response within the tumor microenvironment. The acquisition was recorded based on the fair value of the consideration transferred and was accounted for as an asset purchase as it did not meet the definition of a business combination in accordance with IFRS 3. The total consideration for the acquisition amounted to approximately USD 3.6 million and consisted of an aggregate upfront payment of USD 3.5 million in cash and USD 3.5 million in American Depositary Shares (ADSs), representing 11,076 ADSs issued at a price per ADS equal to the NASDAQ volume-weighted average price of the Company’s ADSs for the 60-day period preceding the execution date of the agreement, subject to a three-month lock-up period and a price protection mechanism for 12 months. Additional future considerations include contingent milestone payments of up to USD 94 million upon achievement of certain development and commercial milestones, as well as royalties on net sales.

D.	During 2024 the Company impaired the IPR&D related to Purple GmbH following the decision to dissolve Purple GmbH (see note 1).

E.

As of December 31, 2025, the recoverable amount of the in-process research and development assets (hereinafter – “intangible assets”) was based on their value in use and was determined by discounting the future cash flows to be generated from them by using the discounted cash flows method, as part of the annual impairment test in accordance with IAS 36. The discount rate applied in calculating the recoverable amount of the intangible assets was 18%.

During 2025, following management’s reassessment of the development programs and the related expected future economic benefits, the Company recognized total impairment losses of USD 20,482 thousand in respect of the TyrNovo and FameWave IPR&D assets. The impairment losses were recognized in profit or loss under “Impairment loss” in the consolidated statements of operations.

As of December 31, 2025, the Company’s only remaining intangible asset with an indefinite useful life is the IPR&D asset related to Immunorizon in the amount of USD 7,360 thousand.

Management performed sensitivity analyses with respect to key assumptions, including probability of success and discount rate, and concluded that the recoverable amount of the Immunorizon IPR&D asset exceeded its carrying amount as of December 31, 2025. Accordingly, no impairment loss was recognized in respect of this asset.